Background of Company - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 23, 2013	Dec. 31, 2013	Dec. 31, 2014 Satellite
Background Of Company [Line Items]
Number of satellites under global communications network			50
Gross proceeds from IPO	$ 572,500,000	$ 572,500,000
Net proceeds from IPO after underwriting discounts	$ 550,000,000
Common Stock [Member]
Background Of Company [Line Items]
Stock issued during period, shares	22,222,222	22,200,000
Shares issued, price per share	$ 18.00
Series A Preferred Stock [Member]
Background Of Company [Line Items]
Stock issued during period, shares	3,450,000
Shares issued, price per share	$ 50.00
Preferred stock dividend rate	5.75%